Leases - Additional information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 MXN ($)
Rental expenses on real estate [abstract]
Interest expense on lease liabilities	$ 1,177
Short-term leases and low-value assets	$ 1,228